Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Commitments and Contingencies Disclosure

9. Commitments and Contingencies

(a)       Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2016 the Company had commitments under three MoAs for the acquisition of three newbuilds: Hull No. 1146, Hull No. 1551 and Hull No. 1552. In calculating the below commitments the Company has included commitments relating to Hull No. 1551 which however has been agreed to be sold upon her delivery from the shipyard in January 2017, as discussed in Note 3. The effect of this sale has reduced the Company's commitments as shown below by an aggregate of $20,510, all of which was due in 2017.

The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2017	$47,869	$1,119	$48,988
2018	21,771	613	22,384
Total	$69,640	$1,732	$71,372

(b)       Other contingent liabilities

The Company and its Subsidiaries have not been involved in any legal proceedings, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.